JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.2%
Aerospace & Defense — 0.4%
Moog, Inc., Class A	78	6,344

Air Freight & Logistics — 0.5%
Echo Global Logistics, Inc. *	336	7,606

Auto Components — 0.8%
Adient plc	131	3,012
Cooper-Standard Holdings, Inc. *	7	290
Gentherm, Inc. * (a)	115	4,733
Stoneridge, Inc. * (a)	141	4,355

		12,390

Banks — 17.5%
1st Source Corp.	98	4,500
American National Bankshares, Inc.	6	202
Atlantic Capital Bancshares, Inc. *	70	1,207
Atlantic Union Bankshares Corp.	8	287
BancFirst Corp.	115	6,346
BancorpSouth Bank	71	2,093
BankFinancial Corp.	205	2,443
Banner Corp.	39	2,163
Brookline Bancorp, Inc.	100	1,469
Bryn Mawr Bank Corp.	28	1,026
Cadence BanCorp	15	270
Cathay General Bancorp (a)	188	6,527
Central Pacific Financial Corp.	408	11,581
Central Valley Community Bancorp	22	448
Century Bancorp, Inc., Class A (a)	4	315
Citizens & Northern Corp.	18	463
City Holding Co. (a)	103	7,823
Columbia Banking System, Inc.	133	4,908
Community Bank System, Inc. (a)	124	7,631
Community Trust Bancorp, Inc.	111	4,742
East West Bancorp, Inc.	11	489
Enterprise Financial Services Corp.	193	7,857
Financial Institutions, Inc.	63	1,910
First Bancorp	28	991
First BanCorp (Puerto Rico)	1,103	11,008
First Citizens BancShares, Inc., Class A	8	3,631
First Commonwealth Financial Corp.	878	11,660
First Community Bankshares, Inc.	55	1,777
First Financial Corp.	19	822
First Hawaiian, Inc.	86	2,299
First Interstate BancSystem, Inc., Class A	90	3,624
Flushing Financial Corp.	133	2,689
Glacier Bancorp, Inc. (a)	193	7,809
Great Southern Bancorp, Inc.	34	1,913
Great Western Bancorp, Inc.	93	3,079
Hancock Whitney Corp.	24	904
Home BancShares, Inc. (a)	351	6,589
Hope Bancorp, Inc.	584	8,379
Independent Bank Corp.	50	1,064
Investors Bancorp, Inc.	887	10,071
Lakeland Financial Corp. (a)	38	1,671
Mercantile Bank Corp.	17	567
OFG Bancorp (Puerto Rico)	95	2,078
Preferred Bank	16	838
Republic Bancorp, Inc., Class A	18	778
S&T Bancorp, Inc. (a)	20	727
South State Corp. (a)	150	11,329
Stock Yards Bancorp, Inc. (a)	17	635
Tompkins Financial Corp. (a)	20	1,639
TriState Capital Holdings, Inc. * (a)	23	490
Trustmark Corp. (a)	524	17,884
UMB Financial Corp. (a)	203	13,090
Umpqua Holdings Corp.	537	8,845
United Bankshares, Inc. (a)	446	16,894
Washington Trust Bancorp, Inc.	35	1,671
Webster Financial Corp.	102	4,767
West Bancorp, Inc.	12	253
Westamerica Bancorp (a)	275	17,099

		256,264

Biotechnology — 1.7%
Acorda Therapeutics, Inc. * (a)	30	87
Arcus Biosciences, Inc. *	301	2,741
Enanta Pharmaceuticals, Inc. *	32	1,910
Epizyme, Inc. * (a)	273	2,814
Fate Therapeutics, Inc. * (a)	158	2,454
Five Prime Therapeutics, Inc. *	146	567
Iovance Biotherapeutics, Inc. * (a)	262	4,776
Medicines Co. (The) * (a)	193	9,625

		24,974

Building Products — 1.2%
Armstrong Flooring, Inc. *	129	824
Builders FirstSource, Inc. *	701	14,421
Masonite International Corp. * (a)	50	2,917
Quanex Building Products Corp.	4	78

		18,240

Capital Markets — 1.0%
Associated Capital Group, Inc., Class A	2	75
Brightsphere Investment Group, Inc.	140	1,390
Donnelley Financial Solutions, Inc. *	164	2,026
Oppenheimer Holdings, Inc., Class A	13	403
Stifel Financial Corp.	179	10,288

		14,182

Chemicals — 0.9%
FutureFuel Corp.	153	1,832
Minerals Technologies, Inc.	54	2,877
Trinseo SA	190	8,169

		12,878

Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	254	9,236
ACCO Brands Corp.	1,236	12,202
Ennis, Inc.	76	1,534
Quad/Graphics, Inc. (a)	609	6,399
VSE Corp.	99	3,376

		32,747

Communications Equipment — 0.2%
Comtech Telecommunications Corp.	32	1,050
NetScout Systems, Inc. *	113	2,599

		3,649

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Construction & Engineering — 1.7%
EMCOR Group, Inc.	182		15,674
MYR Group, Inc. *	158		4,934
Sterling Construction Co., Inc. *	93		1,226
Tutor Perini Corp. * (a)	199		2,847

			24,681

Consumer Finance — 0.4%
Nelnet, Inc., Class A	83		5,253

Containers & Packaging — 0.1%
Myers Industries, Inc.	50		877

Distributors — 0.4%
Core-Mark Holding Co., Inc.	197		6,327
Weyco Group, Inc.	—	(b)	9

			6,336

Diversified — 0.0% (c)
UMH Properties, Inc., REIT	3		38

Diversified Consumer Services — 1.1%
Houghton Mifflin Harcourt Co. * (a)	499		2,661
K12, Inc. *	508		13,398

			16,059

Diversified Financial Services — 0.0% (c)
Marlin Business Services Corp.	29		741

Diversified Telecommunication Services — 0.4%
Consolidated Communications Holdings, Inc. (a)	1,352		6,435

Electric Utilities — 1.3%
IDACORP, Inc.	14		1,600
Portland General Electric Co.	294		16,573
Spark Energy, Inc., Class A	85		901

			19,074

Electrical Equipment — 0.3%
Bloom Energy Corp., Class A * (a)	12		40
Powell Industries, Inc.	109		4,259

			4,299

Electronic Equipment, Instruments & Components — 3.0%
Bel Fuse, Inc., Class B	74		1,117
Benchmark Electronics, Inc.	482		14,016
Fabrinet (Thailand) *	104		5,418
Insight Enterprises, Inc. *	122		6,811
OSI Systems, Inc. * (a)	10		1,046
Tech Data Corp. *	147		15,271

			43,679

Energy Equipment & Services — 1.9%
C&J Energy Services, Inc. *	47		499
Dril-Quip, Inc. *	240		12,053
FTS International, Inc. *	545		1,221
Keane Group, Inc. * (a)	80		486
Matrix Service Co. *	358		6,131
SEACOR Holdings, Inc. *	158		7,456

			27,846

Equity Real Estate Investment Trusts (REITs) — 10.7%
Acadia Realty Trust	123		3,527
Alexander & Baldwin, Inc.	181		4,443
American Assets Trust, Inc.	310		14,471
Armada Hoffler Properties, Inc.	50		908
Ashford Hospitality Trust, Inc.	812		2,688
Braemar Hotels & Resorts, Inc.	268		2,515
Cedar Realty Trust, Inc.	249		747
City Office REIT, Inc.	161		2,321
CoreCivic, Inc.	71		1,230
CorEnergy Infrastructure Trust, Inc. (a)	50		2,349
CoreSite Realty Corp.	58		7,067
DiamondRock Hospitality Co.	995		10,195
Easterly Government Properties, Inc.	248		5,280
First Industrial Realty Trust, Inc.	112		4,435
Franklin Street Properties Corp.	163		1,380
Front Yard Residential Corp.	75		868
GEO Group, Inc. (The)	635		11,014
Getty Realty Corp.	158		5,067
Gladstone Commercial Corp.	66		1,558
Hersha Hospitality Trust	56		832
Highwoods Properties, Inc.	27		1,218
Industrial Logistics Properties Trust	33		704
Kite Realty Group Trust	81		1,315
Lexington Realty Trust (a)	414		4,246
Mack-Cali Realty Corp.	385		8,335
Pebblebrook Hotel Trust (a)	294		8,187
Piedmont Office Realty Trust, Inc., Class A	277		5,773
PotlatchDeltic Corp.	211		8,665
PS Business Parks, Inc.	37		6,714
RLJ Lodging Trust	77		1,307
Saul Centers, Inc.	11		583
STAG Industrial, Inc.	64		1,878
Sunstone Hotel Investors, Inc.	1,238		17,011
Terreno Realty Corp.	44		2,268
Urstadt Biddle Properties, Inc., Class A	71		1,671
Xenia Hotels & Resorts, Inc.	180		3,795

			156,565

Food & Staples Retailing — 0.1%
Grocery Outlet Holding Corp. *	39		1,339
Rite Aid Corp. * (a)	53		370

			1,709

Food Products — 1.1%
Darling Ingredients, Inc. *	96		1,842
Sanderson Farms, Inc.	94		14,255

			16,097

Gas Utilities — 1.9%
Northwest Natural Holding Co.	124		8,825
ONE Gas, Inc. (a)	30		2,845
Southwest Gas Holdings, Inc.	137		12,445
Spire, Inc.	46		4,013

			28,128

Health Care Equipment & Supplies — 0.3%
Varex Imaging Corp. * (a)	147		4,207

Health Care Providers & Services — 1.9%
American Renal Associates Holdings, Inc. * (a)	235		1,484
Cross Country Healthcare, Inc. *	210		2,160
Diplomat Pharmacy, Inc. * (a)	987		4,835
Magellan Health, Inc. *	96		5,943

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Owens & Minor, Inc.	973	5,653
Patterson Cos., Inc. (a)	411	7,331
Triple-S Management Corp., Class B (Puerto Rico) * (a)	68	912

		28,318

Health Care Technology — 1.1%
Allscripts Healthcare Solutions, Inc. * (a)	1,365	14,991
Computer Programs & Systems, Inc.	28	629

		15,620

Hotels — 0.3%
Service Properties Trust, REIT (a)	145	3,727

Hotels, Restaurants & Leisure — 1.1%
Boyd Gaming Corp.	79	1,892
Brinker International, Inc. (a)	312	13,330
Red Lion Hotels Corp. * (a)	174	1,128

		16,350

Household Durables — 3.4%
Helen of Troy Ltd. *	13	2,002
KB Home	473	16,072
Meritage Homes Corp. *	57	4,010
Sonos, Inc. * (a)	701	9,394
TRI Pointe Group, Inc. *	1,179	17,732

		49,210

Independent Power and Renewable Electricity Producers — 1.3%
Atlantic Power Corp. *	1,878	4,393
Clearway Energy, Inc., Class A	372	6,445
Clearway Energy, Inc., Class C (a)	426	7,773

		18,611

Insurance — 2.7%
Ambac Financial Group, Inc. * (a)	138	2,704
American Equity Investment Life Holding Co.	320	7,746
AMERISAFE, Inc.	87	5,765
Argo Group International Holdings Ltd.	21	1,490
CNO Financial Group, Inc.	562	8,889
Global Indemnity Ltd. (Cayman Islands)	11	265
Hallmark Financial Services, Inc. *	67	1,272
Heritage Insurance Holdings, Inc.	260	3,888
Horace Mann Educators Corp.	20	936
MBIA, Inc. * (a)	366	3,377
Primerica, Inc.	10	1,260
Third Point Reinsurance Ltd. (Bermuda) *	191	1,906

		39,498

Internet & Direct Marketing Retail — 0.5%
Stamps.com, Inc. * (a)	102	7,572

IT Services — 0.7%
KBR, Inc.	216	5,296
Perficient, Inc. * (a)	91	3,515
Unisys Corp. *	164	1,219

		10,030

Machinery — 1.9%
AGCO Corp. (a)	87	6,556
Douglas Dynamics, Inc.	138	6,146
EnPro Industries, Inc.	19	1,291
Graham Corp.	23	463
Harsco Corp. *	29	557
Hurco Cos., Inc.	41	1,322
LB Foster Co., Class A *	30	654
Wabash National Corp.	742	10,768

		27,757

Media — 1.3%
Hemisphere Media Group, Inc. *	273	3,336
New Media Investment Group, Inc. (a)	247	2,180
Sinclair Broadcast Group, Inc., Class A	236	10,074
WideOpenWest, Inc. * (a)	447	2,754

		18,344

Metals & Mining — 0.9%
Warrior Met Coal, Inc.	305	5,948
Worthington Industries, Inc.	212	7,657

		13,605

Mortgage Real Estate Investment Trusts (REITs) — 2.1%
AG Mortgage Investment Trust, Inc.	50	758
ARMOUR Residential REIT, Inc. (a)	243	4,065
Capstead Mortgage Corp. (a)	422	3,099
Cherry Hill Mortgage Investment Corp.	227	2,978
Invesco Mortgage Capital, Inc.	431	6,597
Ladder Capital Corp.	331	5,708
Two Harbors Investment Corp.	622	8,167

		31,372

Multi-Utilities — 1.5%
Avista Corp. (a)	140	6,757
Black Hills Corp.	176	13,505
Unitil Corp.	20	1,237

		21,499

Oil, Gas & Consumable Fuels — 4.5%
Amplify Energy Corp.	401	2,471
Arch Coal, Inc., Class A (a)	166	12,280
CNX Resources Corp. *	303	2,196
Delek US Holdings, Inc. (a)	485	17,587
Green Plains, Inc. (a)	268	2,837
Gulfport Energy Corp. *	1,715	4,648
Peabody Energy Corp.	283	4,163
Renewable Energy Group, Inc. * (a)	240	3,600
REX American Resources Corp. *	115	8,778
W&T Offshore, Inc. *	1,163	5,081
Whiting Petroleum Corp. * (a)	221	1,771

		65,412

Paper & Forest Products — 1.4%
Boise Cascade Co.	91	2,959
Domtar Corp.	78	2,779
Louisiana-Pacific Corp.	191	4,685
Schweitzer-Mauduit International, Inc.	206	7,694
Verso Corp., Class A *	234	2,900

		21,017

Pharmaceuticals — 0.7%
Intra-Cellular Therapies, Inc. *	121	900
Lannett Co., Inc. * (a)	353	3,957
Prestige Consumer Healthcare, Inc. *	147	5,113

		9,970

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Professional Services — 2.8%
Acacia Research Corp. *	429	1,150
Barrett Business Services, Inc. (a)	102	9,035
FTI Consulting, Inc. *	131	13,874
Huron Consulting Group, Inc. *	169	10,385
Kelly Services, Inc., Class A	68	1,657
TrueBlue, Inc. *	234	4,946

		41,047

Road & Rail — 0.8%
ArcBest Corp.	336	10,240
Covenant Transportation Group, Inc., Class A *	39	646
YRC Worldwide, Inc. * (a)	356	1,075

		11,961

Semiconductors & Semiconductor Equipment — 3.7%
Amkor Technology, Inc. *	680	6,187
Cirrus Logic, Inc. *	172	9,226
NeoPhotonics Corp. *	264	1,609
Rambus, Inc. *	1,250	16,404
Synaptics, Inc. * (a)	175	6,995
Veeco Instruments, Inc. * (a)	372	4,343
Xperi Corp.	449	9,279

		54,043

Software — 1.8%
ACI Worldwide, Inc. * (a)	229	7,164
Fair Isaac Corp. *	16	4,917
MicroStrategy, Inc., Class A *	20	2,953
SecureWorks Corp., Class A *	4	56
Synchronoss Technologies, Inc. * (a)	141	760
TiVo Corp.	1,414	10,769

		26,619

Specialty Retail — 2.3%
Abercrombie & Fitch Co., Class A	552	8,617
Barnes & Noble Education, Inc. * (a)	871	2,717
Cato Corp. (The), Class A	135	2,369
Express, Inc. *	501	1,724
Hibbett Sports, Inc. * (a)	407	9,313
Murphy USA, Inc. *	30	2,593
Office Depot, Inc.	1,315	2,307
Sally Beauty Holdings, Inc. * (a)	31	463
Zumiez, Inc. *	125	3,966

		34,069

Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp. *	31	4,612
Fossil Group, Inc. * (a)	244	3,050
G-III Apparel Group Ltd. * (a)	27	683
Movado Group, Inc. (a)	110	2,727

		11,072

Thrifts & Mortgage Finance — 4.0%
Essent Group Ltd.	92	4,367
First Defiance Financial Corp.	62	1,804
Luther Burbank Corp.	56	637
Meridian Bancorp, Inc.	282	5,293
MGIC Investment Corp.	518	6,510
Northfield Bancorp, Inc. (a)	567	9,100
Oritani Financial Corp.	25	442
Radian Group, Inc.	136	3,104
Territorial Bancorp, Inc.	14	412
United Community Financial Corp.	39	416
United Financial Bancorp, Inc.	88	1,199
Washington Federal, Inc. (a)	547	20,241
Waterstone Financial, Inc.	80	1,381
WSFS Financial Corp.	77	3,384

		58,290

Tobacco — 0.2%
Vector Group Ltd. (a)	198	2,360

Trading Companies & Distributors — 2.2%
BMC Stock Holdings, Inc. *	201	5,262
DXP Enterprises, Inc. *	105	3,632
Foundation Building Materials, Inc. *	85	1,321
MRC Global, Inc. *	532	6,456
NOW, Inc. *	746	8,559
Titan Machinery, Inc. *	340	4,880
Veritiv Corp. *	110	1,980

		32,090

Water Utilities — 0.2%
American States Water Co.	41	3,657

TOTAL COMMON STOCKS (Cost $1,249,182)		1,424,418

	No. of Warrants (000)
WARRANTS — 0.0%
Consumer Finance — 0.0%
Emergent Capital, Inc. expiring 10/1/2019, price 10.75 USD * (Cost $ —)	3	—

	Shares (000)
SHORT-TERM INVESTMENTS — 2.5%
INVESTMENT COMPANIES — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (d) (e) (Cost $37,048)	37,037	37,048

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.9%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (d) (e)	88,011	88,011
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (d) (e)	27,417	27,417

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $115,436)		115,428

Total Investments — 107.6% (Cost $1,401,666)		1,576,894
Liabilities in Excess of Other Assets — (7.6)%		(110,950)

Net Assets — 100.0%		1,465,944

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar
(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $112,344,000.
(b)	Amount rounds to less than one thousand.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	479	12/2019	USD	36,502	(1,495)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,576,894	$—	(b)	$—	$1,576,894

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,495)	$—		$—	$(1,495)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of warrants.
(b)	Value is zero.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17%(a)(b)	$35,272	$169,201	$167,420	$(2)	$(3)	$37,048	37,037	$213	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22%(a)(b)	70,028	67,000	49,000	(2)	(15)	88,011	88,011	516	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00%(a)(b)	23,241	99,189	95,013	—	—	27,417	27,417	114	—

Total	$128,541	$335,390	$311,433	$(4)	$(18)	$152,476		$843	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.